Remuneration of Auditors - Summary of Detailed Information About Auditors Remuneration (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Audit fees
Total remuneration of PricewaterhouseCoopers Australia	$ 258,570	$ 234,250	$ 441,741
Pricewaterhouse Coopers Australia [member]
Audit fees
Audit or review of the financial report	258,570	234,250	232,000
Other audit and assurance services in relation to regulatory filings overseas		200,000	209,741
Total remuneration of PricewaterhouseCoopers Australia	$ 258,570	$ 434,250	$ 441,741